Income taxes (Schedule of Reconciliation Between Theoretical Income Tax and Fffective Income tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Israel statutory tax rate	$ (5,386)
Change in valuation allowance		$ (15,460)	$ (15,885)
Non-deductible expenses		(4,607)	(6,296)
Other foreign jurisdictions		676	333
Angel's Law special deduction	2,554
Shared based compensation	(2,033)
Revaluation of earn-outs	(3,313)
Other	(1,944)
Effect of technological preferred enterprise status (TPE)	4,936
Changes in unrecognized tax benefits	(1,827)
Other	44
Effective tax rate	$ (2,433)	$ 6,358	$ (1,373)
Percent
Israel statutory tax rate	23.00%	23.00%	23.00%
Angel's Law special deduction	10.90%
Shared based compensation	(8.70%)
Revaluation of earn-outs	(14.10%)
Other	(8.30%)
Effect of technological preferred enterprise status (TPE)	21.10%
Changes in unrecognized tax benefits	(7.80%)
Other	0.20%
Effective tax rate	(10.40%)
US
Amount
Change in valuation allowance	$ 5,162
Valuation allowance on capital loss	(2,672)
Capital loss due to sale of subsidiary	3,003
Non-deductible expenses	(220)
State taxes	(134)
Other	(141)
Other foreign jurisdictions	$ (462)
Percent
Change in valuation allowance	22.00%
Valuation allowance on capital loss	(11.40%)
Capital loss due to sale of subsidiary	12.80%
Non-deductible expenses	(0.90%)
State taxes	(0.60%)
Other	(0.60%)
Other foreign jurisdictions	(2.00%)